Customer Accounts - Summary of Customer Accounts (Details) - KZT (₸) ₸ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current accounts	₸ 1,189
Total customer accounts	6,561,950,000	₸ 5,441,456,000
Individuals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term deposits	5,328,125,000	4,316,825,000
Current accounts	921,913,000	826,328,000
Total customer accounts	6,250,038,000	5,143,153,000
Corporate Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term deposits	106,010,000	44,233,000
Current accounts	205,902,000	254,070,000
Total customer accounts	₸ 311,912,000	₸ 298,303,000